Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven:
Leader Outlook Series II/IIR/III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leader Outlook Series II/IIR/III

Supplement dated August 25, 2025 to the variable annuity prospectus dated May 1, 2025 and the updating summary prospectus dated April 30, 2025
This contract was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Leaders Outlook Series II/IIR/III, Nations Outlook Variable Annuity Series II/IIR/III, Huntington Leaders Outlook Series II/IIR/III, Classic Leaders Outlook Series II/IIR/III, Leaders Select Outlook and Select Leaders Outlook Series III.
The following supplements and amends the above mentioned variable annuity prospectus and updating summary prospectus. Please read this supplement and retain it for future reference. Special terms not defined in this supplement have the same meanings as in your variable annuity prospectus and updating summary prospectus.
In Appendix A - Funds Available Under the Contract: the following fund fees current expenses are updated:

Fund and Adviser/Subadviser	Current Expenses
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.01%*
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.52%*
Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.02%
MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*

HV-8171